United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2677

(Investment Company Act File Number)

Federated Municipal Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 3/31/18

Date of Reporting Period: Quarter ended 12/31/17

Item 1.	Schedule of Investments

Federated Municipal Bond Fund, Inc.
Portfolio of Investments
December 31, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.7%
		Alabama—0.9%
$2,000,000		Birmingham, AL Waterworks Board, Subordinate Revenue Refunding Bonds (Series 2016-B), 4.00%, 1/1/2043	$2,130,640
1,250,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2010A), 5.80%, 5/1/2034	1,368,550
		TOTAL	3,499,190
		Arizona—2.7%
3,000,000		Arizona Board of Regents (Arizona State University), (Series 2016B), 5.00%, 7/1/2047	3,520,650
3,000,000		Arizona Board of Regents (Arizona State University), System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00%, 7/1/2041	3,500,760
1,000,000		Arizona Board of Regents (Arizona State University), System Revenue Bonds (Series 2008C), 6.00% (United States Treasury PRF 7/1/2018@100)/(Original Issue Yield: 6.12%), 7/1/2028	1,022,130
1,740,000		Phoenix, AZ IDA (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	1,876,816
		TOTAL	9,920,356
		California—9.5%
1,000,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2009F-1), 5.625% (United States Treasury PRF 4/1/2019@100), 4/1/2044	1,050,640
1,500,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 2.96% (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,543,035
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.00%, 10/1/2044	2,262,480
1,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Bonds (Series 2015A), 5.00%, 8/15/2054	1,140,480
3,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2011A), 5.00%, 11/1/2037	3,321,780
2,000,000		California State, Various Purpose GO Bonds, 6.00%, 11/1/2039	2,158,600
4,000,000		California State, Various Purpose UT GO Bonds, 5.75% (Original Issue Yield: 5.85%), 4/1/2029	4,206,680
1,000,000		California State, Various Purpose UT GO Bonds, 6.50%, 4/1/2033	1,062,290
2,000,000		Los Angeles Department of Water & Power (Los Angeles, CA Department of Water & Power (Water Works/System)), Water System Revenue Bonds (Series 2013B), 5.00%, 7/1/2033	2,312,980
1,000,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00% (Citigroup, Inc. GTD), 11/1/2034	1,460,000
1,000,000		Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (Series 2009C), 5.00%, 7/1/2031	1,050,620
3,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00% (Bank of America Corp. GTD), 2/15/2025	3,496,740
1,500,000		Sacramento County, CA Airport System, Airport System Senior Revenue Bonds (Series 2009B), 5.50% (Assured Guaranty Corp. INS)/(Original Issue Yield: 5.60%), 7/1/2034	1,529,970
311,000	[2]	San Bernardino County, CA Housing Authority (Glen Aire Park & Pacific Palms), Subordinated Revenue Bonds, 7.25%, 4/15/2042	216,755
2,000,000		San Diego, CA USDT , UT GO Bonds (Election 2012 Series-I), 5.00%, 7/1/2047	2,412,760
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2014B), 5.00%, 5/1/2044	2,308,600
2,000,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2017 Sub-Series D), 5.00%, 11/1/2034	2,452,780
1,000,000		University of California (The Regents of), General Revenue Bonds (Series 2009O), 5.75% (United States Treasury PRF 5/15/2019@100), 5/15/2034	1,057,680
		TOTAL	35,044,870
		Colorado—2.8%
1,445,000		Denver (City & County), CO (Denver, CO City & County Airport Authority), Revenue Bonds (Series 2012B), 5.00%, 11/15/2037	1,652,256
1,000,000		Denver, CO City & County Airport Authority (United Airlines, Inc.), Special Facilities Airport Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2032	1,093,170
4,250,000		University of Colorado Hospital Authority, Revenue Bonds (Series 2012A), 5.00%, 11/15/2036	4,829,190
2,500,000		University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.25% (United States Treasury PRF 6/1/2021@100), 6/1/2036	2,789,350
		TOTAL	10,363,966
		Connecticut—1.5%
3,000,000		Connecticut State HEFA (Trinity Healthcare Credit Group), Revenue Bonds (Series 2016CT), 5.00%, 12/1/2045	3,453,210
2,000,000		Connecticut State Transportation Infrastructure Authority, Special Tax Obligation Revenue Bonds (Series 2013A), 5.00%, 10/1/2026	2,275,100
		TOTAL	5,728,310

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Delaware—0.7%
$2,380,000	Delaware EDA (Delmarva Power and Light Co.), Gas Facilities Refunding Bonds, 5.40%, 2/1/2031	$2,569,186
	District of Columbia—2.6%
2,500,000	District of Columbia (KIPP DC), Refunding Revenue Bonds (Series 2017A), 5.00%, 7/1/2048	2,827,475
1,800,000	District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2041	2,014,686
1,000,000	District of Columbia Revenue (Georgetown University), University Refunding Revenue Bonds (Series 2017), 5.00%, 4/1/2036	1,173,610
3,000,000	District of Columbia Water & Sewer Authority, Public Utility Subordinate Lien Revenue Refunding Bonds (Series 2016A), 5.00%, 10/1/2039	3,514,080
	TOTAL	9,529,851
	Florida—9.8%
2,000,000	Atlantic Beach, FL Health Care Facilities (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2037	2,141,340
1,500,000	Broward County, FL Airport System, Airport System Revenue Bonds (Series 2012Q-1), 5.00%, 10/1/2037	1,673,850
1,000,000	Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2017), 5.00%, 7/1/2038	1,188,730
1,000,000	Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.00%, 10/1/2035	1,128,410
2,000,000	Greater Orlando, FL Aviation Authority, Subordinate Airport Facilities Revenue Bonds (Series 2017A), 5.00%, 10/1/2036	2,357,940
2,000,000	Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2014), 5.50%, 10/1/2047	2,154,280
3,500,000	Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.00%, 9/1/2040	4,051,005
1,000,000	Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2030	1,162,980
1,000,000	Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.75%, 10/1/2032	1,162,400
1,250,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Bonds (Series 2010), 5.00% (Original Issue Yield: 5.10%), 7/1/2040	1,331,987
2,000,000	Miami-Dade County, FL Expressway Authority, Toll System Revenue Refunding Bonds (Series 2016A), 5.00%, 7/1/2032	2,338,820
1,500,000	Miami-Dade County, FL HFA (Nicklaus Children's Hospital), Hospital Revenue Refunding Bonds (Series 2017), 5.00%, 8/1/2042	1,734,840
1,000,000	Miami-Dade County, FL IDA (Doral Academy), IDRB s (Series 2017), 5.00%, 1/15/2048	1,073,390
2,875,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2042	3,176,185
895,000	Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00%, 7/1/2035	959,333
4,105,000	Orlando & Orange County Expressway Authority, FL, Revenue Bonds (Series 2010A), 5.00% (United States Treasury PRF 7/1/2020@100), 7/1/2035	4,435,535
2,000,000	St. Johns County, FL IDA (Presbyterian Retirement Communities ), Revenue Bonds (Series 2010A), 5.875% (United States Treasury PRF 8/1/2020@100)/(Original Issue Yield: 5.98%), 8/1/2040	2,207,560
1,500,000	Tallahassee, FL Energy System, Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2036	1,781,070
	TOTAL	36,059,655
	Georgia—2.9%
2,190,000	Atlanta, GA Airport General Revenue, Airport General Revenue Bonds (Series 2010A), 5.00%, 1/1/2035	2,316,056
4,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	4,656,920
3,000,000	Georgia State, GO Bonds (Series 2017A-2), 5.00%, 2/1/2033	3,657,390
	TOTAL	10,630,366
	Illinois—6.8%
1,245,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2017C), 5.00%, 12/1/2034	1,284,230
310,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.00%, 1/1/2041	356,630
1,875,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011C), 6.50% (United States Treasury PRF 1/1/2021@100), 1/1/2041	2,139,037
2,000,000	Chicago, IL O'Hare International Airport, Passenger Facility Charge Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2031	2,231,680
1,500,000	Chicago, IL Sales Tax, Revenue Bonds (Series 2011A), 5.25% (United States Treasury PRF 1/1/2022@100), 1/1/2038	1,685,025
750,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.00%, 11/1/2044	828,788
3,000,000	Chicago, IL, UT GO Bonds (Series 2015A), 5.50%, 1/1/2033	3,272,190
3,000,000	Illinois Finance Authority (Northwestern Memorial Healthcare), Revenue Bonds (Series 2017A), 5.00%, 7/15/2042	3,536,430
3,000,000	Illinois State Toll Highway Authority, Toll Highway Senior Revenue Refunding Bonds (Series 2010 A-1), 5.25%, 1/1/2030	3,206,760
2,000,000	Illinois State, GO Bonds (Series 2017D), 5.00%, 11/1/2023	2,153,540
3,000,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2024	3,107,640
1,000,000	Illinois State, UT GO Bonds (Series June 2013), 5.25% (Original Issue Yield: 5.28%), 7/1/2028	1,079,010
	TOTAL	24,880,960

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—3.3%
$1,155,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00%, 1/1/2028	$1,286,393
470,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2012A), 5.00% (United States Treasury PRF 7/1/2022@100), 1/1/2028	533,130
1,300,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), 5.25% (United States Treasury PRF 7/1/2023@100), 1/1/2030	1,526,200
4,565,000		Indiana State Finance Authority Midwestern Relief (Ohio Valley Electric Corp.), Midwestern Disaster Relief Revenue Bonds (Series 2012A), 5.00% (Original Issue Yield: 5.05%), 6/1/2039	4,635,164
4,000,000		Indianapolis, IN Gas Utility Distribution System, Second Lien Revenue Refunding Bonds (Series 2008C), 5.25% (Assured Guaranty Corp. INS), 6/1/2019	4,196,520
		TOTAL	12,177,407
		Kansas—0.5%
1,600,000		Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.00%, 9/1/2022	1,817,152
		Louisiana—0.6%
2,305,000		Louisiana Local Government Environmental Facilities CDA (Westlake Chemical Corp.), Revenue Refunding Bonds (Series 2017), 3.50%, 11/1/2032	2,321,319
		Maryland—1.2%
3,335,000	[1]	Maryland State Health & Higher Educational Facilities Authority (Johns Hopkins Hospital), Revenue Bonds (Series 2015B) FRNs, 1.462% (1-month USLIBOR x0.67% +0.550%), 5/5/2018	3,335,634
1,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), (Series 2017B), 5.00%, 11/1/2042	1,101,110
		TOTAL	4,436,744
		Massachusetts—3.2%
4,330,000		Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2032	4,587,115
3,000,000		Massachusetts Port Authority, Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	3,491,850
1,000,000		Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds (Series 2011B), 5.25%, 10/15/2035	1,122,100
2,000,000		Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.00%, 8/1/2032	2,450,220
		TOTAL	11,651,285
		Michigan—2.9%
1,000,000		Michigan Finance Authority Local Government Loan Program (Great Lakes, MI Water Authority), Revenue Refunding Local Project Notes (Series 2015D-1), 5.00%, 7/1/2034	1,136,220
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), 5.00% (AGM Corp. INS), 7/1/2033	1,134,890
3,000,000		Michigan State University Board of Trustees (Michigan State University), General Revenue Bonds (Series 2015A), 5.00%, 8/15/2040	3,512,610
1,500,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00%, (Original Issue Yield: 6.25%) 6/1/2048	1,497,825
1,000,000		Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group ), Refunding Revenue Bonds (Series 2014D), 5.00%, 9/1/2039	1,115,480
2,000,000		Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.00%, 12/1/2037	2,230,660
		TOTAL	10,627,685
		Minnesota—0.3%
1,000,000		University of Minnesota (The Regents of), GO Bonds (Series 2011A), 5.25% (United States Treasury PRF 12/1/2020@100), 12/1/2030	1,099,200
		Mississippi—0.3%
940,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	1,051,992
		Nebraska—1.3%
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.00% (Goldman Sachs Group Inc. GTD)/(Original Issue Yield: 5.05%), 9/1/2042	2,228,900
2,300,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2027	2,572,067
		TOTAL	4,800,967
		Nevada—0.1%
305,000	[3]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada), Charter School Revenue Bonds (Series 2017A), 5.00%, 7/15/2047	313,079

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—4.6%
$2,880,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.25%, 6/15/2040	$3,172,234
665,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.00%, 10/1/2047	722,104
1,250,000		New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Revenue Bonds (Series 2014A), 5.00%, 7/1/2043	1,417,287
3,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), 5.50%, 6/15/2041	3,224,640
1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012A), 5.00% (United States Treasury PRF 1/1/2022@100), 1/1/2035	1,124,040
2,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.00%, 1/1/2034	2,309,320
1,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017A), 5.00%, 1/1/2029	1,209,210
2,000,000		Rutgers, The State University of New Jersey, GO Refunding Bonds (Series 2013J), 5.00%, 5/1/2030	2,281,100
1,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.00%, (Original Issue Yield: 5.015%), 6/1/2041	1,455,630
		TOTAL	16,915,565
		New Mexico—1.3%
2,000,000		Albuquerque Bernalillo County, NM Water Utility Authority, Joint Water & Sewer System Improvement Revenue Bonds (Series 2009A-1), 5.25% (United States Treasury PRF 7/1/2019@100)/(Original Issue Yield: 5.34%), 7/1/2034	2,107,980
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.00%, 8/1/2046	2,537,138
		TOTAL	4,645,118
		New York—11.8%
500,000		Brooklyn Arena Local Development Corporation., NY, PILOT Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	565,925
1,980,000		Brooklyn Arena Local Development Corporation, NY, PILOT Revenue Bonds (Series 2009), 6.375% (United States Treasury PRF 1/15/2020@100)/(Original Issue Yield: 6.476%), 7/15/2043	2,165,467
200,000		Build NYC Resource Corp., (New York Methodist Hospital), Revenue Refunding Bonds (Series 2014), 5.00%, 7/1/2028	229,144
200,000		Chautauqua, NY Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds (Series 2014), 5.00%, 6/1/2034	211,784
300,000		Dutchess County, NY Local Development Corp., (Health Quest Systems, Inc. Obligated Group), Revenue Bonds (Series 2014A), 5.00%, 7/1/2034	340,659
200,000		Dutchess County, NY Local Development Corp., (Health Quest Systems, Inc. Obligated Group), Revenue Bonds (Series 2016B), 5.00%, 7/1/2046	229,474
300,000		Dutchess County, NY Local Development Corp., (Marist College), Revenue Bonds (Series 2015A), 5.00%, 7/1/2040	345,654
150,000		Dutchess County, NY Local Development Corp., (Vassar College), Revenue Refunding Bonds (Series 2017), 5.00%, 7/1/2042	178,309
300,000		Erie County, NY IDA (Buffalo, NY City School District), School Facility Revenue Refunding Bonds, 5.00%, 5/1/2031	361,974
200,000		Hempstead, NY Local Development Corp., (Adelphi University), Revenue Refunding Bonds (Series 2014), 5.00%, 10/1/2034	229,244
55,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	60,586
160,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, (United States Treasury PRF 2/15/2021@100), 2/15/2047	179,430
1,000,000		Hudson Yards Infrastructure Corp. NY, Second Indenture Revenue Bonds (Series 2017A), 5.00%, 2/15/2045	1,179,430
500,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014A), 5.00%, 9/1/2044	564,785
300,000		Madison County, NY Capital Resource Corp., (Colgate University), Tax-Exempt Revenue Bonds (Series 2015B), 5.00%, 7/1/2040	344,994
300,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3a) (Floating Rate Tender Notes) FRNs, 2.08%, (SIFMA 7-day +0.37%), 11/1/2018	299,976
500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2012E), 5.00%, (United States Treasury PRF 11/15/2022@100), 11/15/2025	573,970
3,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2015A), 5.00%, 11/15/2045	3,425,760
200,000		Monroe County, NY IDC (Highland Hospital of Rochester), Tax-Exempt Revenue Bonds (Series 2015), 5.00%, 7/1/2033	229,746
105,000		Monroe County, NY IDC (University of Rochester, NY), Revenue Bonds (Series 2011A), 5.00%, (United States Treasury PRF 7/1/2021@100), 7/1/2041	116,481
370,000		Monroe County, NY IDC (University of Rochester, NY), Revenue Bonds (Series 2011A), 5.00%, (United States Treasury PRF 7/1/2021@100), 7/1/2041	411,122
200,000		MTA Dedicated Tax Fund, Certified Green Revenue Bonds (Series 2017 B-1), 5.00%, 11/15/2035	242,306
200,000		Nassau County, NY Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds (Series 2006A-3), 5.125%, (Original Issue Yield: 5.31%), 6/1/2046	200,000
500,000		New York City Liberty Development Corp. (Goldman Sachs Group, Inc.), Revenue Bonds (Series 2005), 5.25%, 10/1/2035	655,515

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$300,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2016 Subseries CC-1), 4.00%, 6/15/2038	$326,340
200,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Revenue Bonds (Series 2014AA), 5.00%, 6/15/2044	230,770
3,000,000		New York City, NY TFA , Building Aid Revenue Bonds (Series 2015 S-2), 5.00%, 7/15/2041	3,545,940
100,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Fiscal 2017 Subseries A-1), 4.00%, 5/1/2042	107,930
250,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, 11/1/2035	276,260
205,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Series 2011C), 5.50%, (United States Treasury PRF 11/1/2020@100), 11/1/2035	226,353
200,000	[1]	New York City, NY, UT GO Bonds (Fiscal 1995 Series F Subseries F-4) FRNs, 2.41%, (SIFMA 7-day +0.70%), 2/15/2020	200,802
3,255,000		New York City, NY, UT GO Bonds (Fiscal 2016 Series C), 5.00%, 8/1/2033	3,841,584
300,000		New York City, NY, UT GO Bonds (Fiscal 2016 Series E), 5.00%, 8/1/2032	358,086
55,000		New York City, NY, UT GO Bonds (Series 2008 E-1), 6.25%, (Original Issue Yield: 6.40%), 10/15/2028	57,096
400,000		New York City, NY, UT GO Bonds (Series 2012B), 5.00%, 8/1/2027	453,176
180,000		New York Convention Center Development Corp., Revenue Refunding Bonds (Hotel Unit Fee Secured) (Series 2015), 5.00%, 11/15/2040	206,959
400,000		New York Liberty Development Corporation., (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 3), 5.00%, 3/15/2044	434,296
2,470,000		New York Liberty Development Corporation (7 World Trade Center LLC), Revenue Refunding Bonds (Series 2012 Class 2), 5.00%, 9/15/2043	2,699,191
300,000		New York State Dormitory Authority (Barnard College), Revenue Bonds (Series 2015A), 5.00%, 7/1/2035	350,076
200,000		New York State Dormitory Authority (Columbia University), Revenue Bonds (Series 2017A), 5.00%, 10/1/2047	282,808
500,000		New York State Dormitory Authority (Cornell University), Revenue Bonds (Series 2010A), 5.00%, 7/1/2035	538,605
400,000		New York State Dormitory Authority (Fordham University), Revenue Bonds (Series 2014), 5.00%, 7/1/2030	459,860
500,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2011C), 5.00%, 3/15/2026	550,345
2,000,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2016A), 5.00%, 2/15/2043	2,359,900
200,000		New York State Dormitory Authority (New York University), Revenue Bonds (Series 2013A), 5.00%, 7/1/2037	228,388
300,000		New York State Dormitory Authority (North Shore-Long Island Jewish Obligated Group), Revenue Bonds (Series 2015A), 5.00%, 5/1/2036	345,867
400,000		New York State Dormitory Authority (Rochester, NY Institute of Technology), Revenue Bonds (Series 2012), 5.00%, 7/1/2038	441,724
300,000		New York State Dormitory Authority (State University of New York Educational Facilities), Revenue Bonds (Series 2015B), 5.00%, 7/1/2040	343,902
300,000		New York State Dormitory Authority (The New School), Revenue Bonds (Series 2015A), 5.00%, 7/1/2040	343,467
300,000		New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2029	304,551
500,000		New York State Local Government Assistance Corp., Senior Lien Revenue Refunding Bonds (Series 2008 A-5/6), 5.00%, 4/1/2020	521,550
500,000		New York State Local Government Assistance Corp., Subordinate Lien Revenue Refunding Bonds (Series 2010A), 5.00%, 4/1/2023	536,285
3,000,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue ), General Revenue Bonds (Series 2012I), 5.00%, 1/1/2028	3,359,790
500,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Bonds (Series 2014J), 5.00%, 1/1/2027	583,110
200,000		New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Junior Indebtedness Obligations (Series 2016A), 5.25%, 1/1/2056	235,664
185,000		New York State Urban Development Corp., (New York State), Revenue Refunding Bonds (Series 1995), 5.70%, (Original Issue Yield: 5.94%), 4/1/2020	194,108
500,000		New York State, UT GO Bonds (Series 2009A), 5.00%, (Original Issue Yield: 5.24%), 2/15/2039	517,770
500,000		New York State, UT GO Bonds (Series 2011A), 5.00%, 2/15/2020	535,665
100,000		New York Transportation Development Corp., (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2031	106,875
300,000		New York Transportation Development Corp., (Laguardia Airport Terminal B Redevelopment), Special Facilities Bonds (Series 2016A), 4.00%, 7/1/2046	306,894
200,000		Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds (Series 2014), 5.25%, 5/15/2040	224,786
250,000		Onondaga, NY Civic Development Corp., (St. Joseph's Hospital Health Center), Tax Exempt Revenue Bonds (Series 2014A), 5.125%, (United States Treasury PRF 7/1/2019@100)/(Original Issue Yield: 5.375%), 7/1/2031	263,152

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$200,000	Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 5.00%, 1/15/2019	$206,376
500,000	Port Authority of New York and New Jersey, Revenue Bonds (194th Series), 5.00%, 10/15/2041	589,055
350,000	Suffolk County, NY Water Authority, Revenue Bonds (Series 2015A), 5.00%, 6/1/2037	410,403
450,000	Syracuse, NY IDA (Syracuse CSD, NY), School Facility Revenue Bonds (Series 2008A), 5.00%, (United States Treasury PRF 5/1/2018@100), 5/1/2028	455,283
200,000	Tompkins County, NY Development Corp., (Ithaca College), Tax-Exempt Revenue Refunding Bonds (Series 2015), 5.00%, 7/1/2038	227,388
290,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2009A-2), 5.00%, 11/15/2023	298,906
200,000	Triborough Bridge & Tunnel Authority, NY, Revenue Bonds (Series 2015B), 5.00%, 11/15/2040	236,754
300,000	Troy, NY Capital Resource Corp., (Rensselaer Polytechnic Institute), Revenue Bonds (Series 2015), 5.00%, 8/1/2032	346,944
300,000	TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2035	342,264
200,000	Utility Debt Securitization Authority, NY (Long Island Power Authority, NY), Restructuring Bonds (Series 2016A), 5.00%, 12/15/2034	240,742
	TOTAL	43,595,775
	North Carolina—0.6%
1,000,000	Charlotte, NC Water & Sewer System, Water & Sewer Revenue Bonds (Series 2009), 5.25%, 7/1/2030	1,054,140
1,000,000	North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.00%, 10/1/2042	1,110,310
	TOTAL	2,164,450
	Ohio—2.3%
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 6.07%), 6/1/2047	1,927,100
2,000,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Revenue Bonds (Series 2012), 5.00%, 1/1/2038	2,223,540
3,000,000	Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.00%, 12/31/2039	3,361,410
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,129,010
	TOTAL	8,641,060
	Oklahoma—0.2%
500,000	Oklahoma State Turnpike Authority, Second Senior Revenue Bonds (Series 2017C), 5.00%, 1/1/2047	591,290
	Pennsylvania—5.9%
2,570,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	2,878,837
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2040	1,149,770
450,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.00%, 5/15/2032	506,556
500,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.00%, 5/15/2042	551,870
1,500,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.00%, 7/1/2042	1,766,610
2,000,000	Delaware River Port Authority, Revenue Bonds (Series 2013), 5.00%, 1/1/2030	2,321,420
2,000,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Refunding Bonds (Series 2017A-1), 5.00%, 2/15/2045	2,322,120
1,000,000	Lancaster County, PA Hospital Authority (Brethren Village), Revenue Bonds (Series 2017), 5.125%, 7/1/2037	1,104,780
1,000,000	Lancaster County, PA Hospital Authority (Brethren Village), Revenue Bonds (Series 2017), 5.25%, 7/1/2041	1,110,460
1,500,000	Montgomery County, PA Higher Education & Health Authority Hospital (Philadelphia Presbytery Homes, Inc.), Revenue Refunding Bonds (Series 2017), 5.00%, 12/1/2037	1,675,380
1,045,000	Montgomery County, PA IDA (ACTS Retirement Life Communities, Inc), Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2029	1,136,156
630,000	Pennsylvania EDFA (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 12/31/2038	712,240
4,000,000	Pennsylvania State Higher Education Facilities Authority (Temple University), Revenue Bonds (First Series of 2012), 5.00%, 4/1/2042	4,359,720
	TOTAL	21,595,919
	South Carolina—2.2%
2,000,000	Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.00%, 5/1/2034	2,267,580
615,000	Greenville, SC Health System, Hospital Revenue Bonds (Series 2014B), 5.00%, 5/1/2039	693,068
2,000,000	Lexington County, SC Health Services District, Inc., Revenue Refunding Bonds, 5.00%, 11/1/2026	2,211,840
3,000,000	Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-3), 5.00%, 1/1/2018	3,000,000
	TOTAL	8,172,488

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—0.4%
$1,335,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.00%, 7/1/2046	$1,514,624
		Texas—9.7%
2,795,000		Bexar County, Health Facilities Development Corp. (Army Retirement Residence Foundation), Revenue Bonds (Series 2010), 6.20% (United States Treasury PRF 7/1/2020@100), 7/1/2045	3,090,767
1,500,000		Bexar County, TX, LT Refunding Bonds (Series 2017), 5.00%, 6/15/2031	1,809,390
2,225,000		Dallas, TX Area Rapid Transit, Senior Lien Sales Tax Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2048	2,583,848
4,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2035	4,320,160
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2014A), 5.00%, 12/1/2029	2,319,640
2,000,000		Harris County, TX Metropolitan Transit Authority, Sales and Use Tax Refunding Bonds (Series 2017A), 5.00%, 11/1/2023	2,340,460
2,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.50% (Original Issue Yield: 5.67%), 7/1/2034	2,037,560
3,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2016B), 4.00%, 11/15/2037	3,229,530
2,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00% (Original Issue Yield: 5.12%), 1/1/2038	2,674,000
1,000,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 4.00%, 1/1/2039	1,067,680
1,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.00%, 2/1/2032	1,779,960
2,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2016), 4.00%, 2/1/2034	2,178,660
2,030,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), 5.25% (Bank of America Corp. GTD), 12/15/2026	2,442,679
3,000,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2026	3,719,460
		TOTAL	35,593,794
		Virginia—0.8%
1,200,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.00%, 7/1/2051	1,348,152
1,500,000		Hampton Roads, VA Sanitation District, Subordinate Wastewater Revenue Bonds (Series 2016A), 5.00%, 8/1/2043	1,768,845
		TOTAL	3,116,997
		Washington—2.2%
2,570,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.00%, 7/1/2028	3,016,872
1,250,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), Health Care Facilities Revenue Bonds (Series 2014C), 5.00%, 10/1/2044	1,406,437
3,000,000		Washington State, UT GO Bonds (Series 2015A-1), 5.00%, 8/1/2040	3,542,010
		TOTAL	7,965,319
		West Virginia—0.7%
2,500,000		West Virginia University Board of Governors (West Virginia University), Refunding and Improvement Revenue Bonds (Series 2013A), 5.00%, 10/1/2035	2,775,525
		Wisconsin—1.1%
3,000,000		Wisconsin State HEFA (ProHealth Care, Inc.), Revenue Bonds (Series 2009), 6.625% (United States Treasury PRF 2/15/2019@100)/(Original Issue Yield: 6.87%), 2/15/2039	3,169,920
800,000		Wisconsin State HEFA (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.00%, 8/15/2039	896,008
		TOTAL	4,065,928
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $344,051,418)	359,877,392
	[1]	SHORT-TERM MUNICIPALS—1.4%
		Alabama—0.2%
100,000		Walker County, AL Economic IDA (Alabama Power Co.), (Series 2007) Daily VRDNs, 1.87%, 1/2/2018	100,000
600,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.87%, 1/2/2018	600,000
		TOTAL	700,000
		Florida—0.1%
400,000		Lee County, FL IDA (Florida Power & Light Co.), (Series 2016A) Daily VRDNs, 2.00%, 1/2/2018	400,000
		Michigan—0.0%
100,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs (Comerica Bank LOC), 1.78%, 1/2/2018	100,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—0.6%
$1,000,000		New York State HFA (Midtown West B LLC), (Series 2008A: 505 West 37th Street) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.85%, 1/2/2018	$1,000,000
1,200,000		New York State HFA (Midtown West B LLC), (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 1.84%, 1/2/2018	1,200,000
		TOTAL	2,200,000
		Pennsylvania—0.3%
300,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.70%, 1/5/2018	300,000
100,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 1.78%, 1/2/2018	100,000
500,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs (Barclays Bank plc LOC), 1.74%, 1/5/2018	500,000
		TOTAL	900,000
		Texas—0.2%
600,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2008C-2) Daily VRDNs, 1.80%, 1/2/2018	600,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,900,000)	4,900,000
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $348,951,418)	364,777,392
		OTHER ASSETS AND LIABILITIES - NET—0.9%[4]	3,469,989
		TOTAL NET ASSETS—100%	$368,247,381
Securities that are subject to the federal alternative minimum tax (AMT) represent 2.9% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Non-income-producing security.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2017, these restricted securities amounted to $313,079, which represented 0.1% of total net assets.
Additional information on restricted securities held at December 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada), Charter School Revenue Bonds (Series 2017A), 5.00%, 7/15/2047	8/31/2017	$312,188	$313,079
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TFA	—Transitional Finance Authority
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018